Debt, Commercial Paper (Details) $ in Thousands, € in Millions	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Aug. 31, 2020 EUR (€)
Commercial paper [Abstract]
Debt	$ 567,585,631	$ 500,677,052
Euro-Commercial Paper Program [Member]
Commercial paper [Abstract]
Commercial papers issued	26,158,000		€ 2,000
Mexican Domestic Senior Notes Program [Member]
Commercial paper [Abstract]
Commercial papers issued	$ 6,501,000